INVESTMENTS - Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Equity	R$ 7,337,378	R$ 18,087,969	R$ 12,025,934	R$ 11,616,610
Company Participation in equity	96,373	140,936
Company Participation in the income of the year	36,142	31,993	R$ 7,576
Joint ventures
Investments
Company Participation in equity	75,514	32,530
Company Participation in the income of the year	49,674	20,465
Ibema Companhia Brasileira de Papel
Investments
Equity	140,893
Income of the year	R$ 99,547
Participation equity in joint ventures (as a percent)	49.90%
Company Participation in equity	R$ 70,305	28,489
Company Participation in the income of the year	49,674	20,307
F&E Technologies LLC
Investments
Equity	R$ 10,419
Participation equity in joint ventures (as a percent)	50.00%
Company Participation in equity	R$ 5,209	4,041
Company Participation in the income of the year		158
Associates
Investments
Company Participation in equity	20,859	108,406
Company Participation in the income of the year	(13,532)	11,528
Ensyn Corporation
Investments
Equity	21,629
Income of the year	R$ (30,153)
Participation equity in associate (as a percent)	25.30%
Company Participation in equity	R$ 5,472	21,437
Company Participation in the income of the year	(7,629)	12,860
Spinnova Oy
Investments
Equity	65,643
Income of the year	R$ (25,183)
Participation equity in associate (as a percent)	23.44%
Company Participation in equity	R$ 15,387	86,969
Company Participation in the income of the year	R$ (5,903)	R$ (1,332)